Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 296,529	$ 257,290	$ 235,983
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,095	22,033	20,066
Share-based compensation	15,508	13,293	12,319
Deferred income tax provision (benefit)	8,290	(10,735)	2,720
Non-cash contribution to 401(k) plan	2,945	2,428	2,348
Provision for doubtful accounts	2,619	1,991	3,487
Loss (gain) on sale of property and equipment	27	115	(189)
Other income from investment in unconsolidated entity	(9,282)	(3,886)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(28,831)	(1,676)	(26,941)
Inventories	(78,954)	(73,403)	(9,729)
Accounts payable and other liabilities	(57,398)	99,956	43,734
Other, net	(2,991)	(886)	(2,067)
Net cash provided by operating activities	170,557	306,520	281,731
Cash flows from investing activities:
Capital expenditures	(17,153)	(17,876)	(43,577)
Business acquisitions, net of cash acquired	(5,626)
Investment in unconsolidated entity	(3,760)	(63,600)
Proceeds from sale of property and equipment	228	168	744
Net cash used in investing activities	(26,311)	(81,308)	(42,833)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(209,218)	(164,147)	(127,604)
Distributions to non-controlling interest	(46,825)	(42,831)	(38,900)
Repurchases of common stock to satisfy employee withholding tax obligations	(3,782)	(4,674)	(3,975)
Payment of fees related to revolving credit agreement	(790)
Net proceeds from the sale of Common stock		247,744
Purchase of additional ownership from non-controlling interest		(42,688)	(42,909)
Net proceeds (repayments) of other long-term obligations	269	(19)	(150)
Proceeds from non-controlling interest for investment in unconsolidated entity	752	12,720
Net proceeds from issuances of common stock	6,591	5,244	5,653
Net cash used in financing activities	(139,603)	(202,145)	(217,891)
Effect of foreign exchange rate changes on cash and cash equivalents	(2,245)	1,419	(226)
Net increase in cash and cash equivalents	2,398	24,486	20,781
Cash and cash equivalents at beginning of year	80,496	56,010	35,229
Cash and cash equivalents at end of year	82,894	80,496	56,010
Prior Revolving Credit Agreement [Member]
Cash flows from financing activities:
Net repayments under revolving credit agreement	(21,800)	$ (213,494)	$ (10,006)
Revolving Credit Agreement [Member]
Cash flows from financing activities:
Net repayments under revolving credit agreement	$ 135,200